CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Car rental	$ 1,478,938	$ 1,396,571	$ 6,355,205	$ 5,872,905	$ 6,730,349
Equipment rental	268,086	236,971	1,069,820	1,110,243	1,657,277
Other	32,979	27,346	137,509	118,359	137,429
Total revenues	1,780,003	1,660,888	7,562,534	7,101,507	8,525,055
Expenses:
Direct operating	1,073,665	1,012,999	4,282,351	4,084,176	4,930,018
Depreciation of revenue earning equipment and lease charges	436,089	459,173	1,868,147	1,931,358	2,194,164
Selling, general and administrative	182,190	167,717	664,442	641,003	769,639
Interest expense	184,761	169,589	726,539	653,661	870,490
Interest and other income, net			(12,310)	(64,437)	(24,761)
Impairment charges					1,168,900
Total expenses	1,926,726	1,807,200	7,529,169	7,245,761	9,908,450
Income (loss) before income taxes	(146,723)	(146,312)	33,365	(144,254)	(1,383,395)
(Provision) benefit for taxes on income	27,429	14,213	(33,728)	48,398	197,657
Net loss	(119,294)	(132,099)	(363)	(95,856)	(1,185,738)
Less: Net income attributable to noncontrolling interest	(3,673)	(3,578)	(17,383)	(14,679)	(20,786)
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ (122,967)	$ (135,677)	$ (17,746)	$ (110,535)	$ (1,206,524)